CUSTOMER FINANCING PROGRAMS (Details) In Millions, unless otherwise specified	12 Months Ended																12 Months Ended
	Aug. 31, 2013 US agreement to sell trade receivables [Member] USD ($)		Aug. 31, 2012 US agreement to sell trade receivables [Member] USD ($)		Aug. 31, 2011 US agreement to sell trade receivables [Member] USD ($)		Aug. 31, 2013 European agreements to sell accounts receivables [Member] USD ($)		Aug. 31, 2012 European agreements to sell accounts receivables [Member] USD ($)		Aug. 31, 2011 European agreements to sell accounts receivables [Member] USD ($)		Aug. 31, 2013 Agreements with Lenders [Member] USD ($)		Aug. 31, 2012 Agreements with Lenders [Member] USD ($)		Aug. 31, 2013 Brazil Qspe [Member] USD ($)	Aug. 31, 2013 Brazil Qspe [Member] BRL
Customer Financing Qualified Programs [Abstract]
Outstanding balance	$ 348	[1]	$ 291	[1]			$ 44	[2]	$ 34	[2]			$ 45	[3]	$ 85	[3]
Maximum future payout under recourse provisions	19	[1]	17	[1]			41	[2]	21	[2]			32	[3]	56	[3]
Customer Financing Programs, Receivables Sold [Abstract]
Gross Amount of Receivables Sold	349	[1]	506	[1]	3	[1]	16	[2]	62	[2]	61	[2]
Additional Information [Abstract]
Maximum Amount Of Potential Sales Of Receivables	$ 500																$ 420	1,000

[1]	Monsanto has an agreement in the United States to sell trade receivables up to a maximum outstanding balance of $500 million and to service such accounts. These receivables qualify for sales treatment under the Transfers and Servicing topic of the ASC and, accordingly, the proceeds are included in net cash provided by operating activities in the Statements of Consolidated Cash Flows. The agreement includes recourse provisions and thus a liability is established at the time of sale that approximates fair value based upon the company’s historical collection experience and a current assessment of credit exposure.
[2]	Monsanto has various agreements in European countries to sell trade receivables, both with and without recourse. The sales within these programs qualify for sales treatment under the Transfers and Servicing topic of the ASC and, accordingly, the proceeds are included in net cash provided by operating activities in the Statements of Consolidated Cash Flows. The liability for the guarantees for sales with recourse is recorded at an amount that approximates fair value, based on the company’s historical collection experience for the customers associated with the sale of the receivables and a current assessment of credit exposure.
[3]	Monsanto has additional agreements with lenders to establish programs that provide financing for select customers in the United States, Brazil, Latin America and Europe. Monsanto provides various levels of recourse through guarantees of the accounts in the event of customer default. The term of the guarantee is equivalent to the term of the customer loans. The liability for the guarantees is recorded at an amount that approximates fair value, based on the company’s historical collection experience with customers that participate in the program and a current assessment of credit exposure. If performance is required under the guarantee, Monsanto may retain amounts that are subsequently collected from customers.